Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 73.0%
Penn Series Flexibly Managed Fund*	54,567	$5,451,772
Penn Series Index 500 Fund*	311,498	14,671,562
Penn Series Large Cap Growth Fund*	14,528	603,941
Penn Series Large Cap Value Fund*	73,452	3,660,107
Penn Series Large Core Growth Fund*	72,994	2,419,761
Penn Series Large Core Value Fund*	94,159	3,076,189
Penn Series Large Growth Stock Fund*	7,280	606,378
Penn Series Mid Cap Growth Fund*	29,987	1,220,457
Penn Series Mid Cap Value Fund*	38,630	1,236,920
Penn Series Mid Core Value Fund*	83,767	3,085,152
Penn Series Real Estate Securities Fund*	97,584	3,040,709
Penn Series Small Cap Growth Fund*	18,919	1,234,639
Penn Series Small Cap Index Fund*	56,140	1,862,171
Penn Series SMID Cap Growth Fund*	23,503	1,229,667
Penn Series SMID Cap Value Fund*	30,370	1,243,028
TOTAL AFFILIATED EQUITY FUNDS (Cost $33,846,265)		44,642,453

AFFILIATED FIXED INCOME FUNDS — 6.9%
Penn Series Limited Maturity Bond Fund*	43,341	597,239
Penn Series Quality Bond Fund*	226,983	3,602,220
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $4,053,003)		4,199,459

AFFILIATED INTERNATIONAL EQUITY FUNDS — 19.5%
Penn Series Developed International Index Fund*	163,035	3,009,627
Penn Series Emerging Markets Equity Fund*	276,006	2,986,381
Penn Series International Equity Fund*	141,246	5,916,795
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $10,588,147)		11,912,803
TOTAL INVESTMENTS — 99.4% (Cost $48,487,415)		$60,754,715
Other Assets & Liabilities — 0.6%		351,689
TOTAL NET ASSETS — 100.0%		$61,106,404

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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